Promissory Notes Payable, Convertible Notes Payable and Accrued Interest Payable	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Promissory Notes Payable, Convertible Notes Payable and Accrued Interest Payable

5. PROMISSORY NOTES PAYABLE, CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST PAYABLE

In fiscal year 2013, the Company raised bridge financing of approximately $435,000. The bridge financing lender received a promissory note, with interest payable at 2% per month after October 23, 2012. The original maturity date of the promissory note was October 23, 2013 and was subsequently extended until June 30, 2014 at which time the Company began paying additional interest of 2% per month on accrued interest with an additional interest charge of .09% per month on current interest expense. As of March 31, 2019, the note remains in default and is due in full. The Company has a total principal and accrued interest balance of approximately $1,092,000 and $907,000 as of March 31, 2019 and 2018, respectively. Interest expense of approximately $220,000, $182,000 and $143,000 was recognized on the promissory note and accrued interest for the years ended March 31, 2019, 2018 and 2017, respectively.

In fiscal year 2014, the Company issued, in two separate tranches, 554 units of 8% redeemable promissory convertible notes (the “Notes”) together with Series C stock purchase warrants (the “Warrants”) to various accredited investors in an offering exempt from registration in the U.S pursuant to regulations D and S under the U.S. Federal Securities rules and regulations, receiving gross proceeds of $5,540,000. The notes are convertible into 22,160,000 shares of common stock. Each warrant entitled the holder to acquire 20,000 common shares (for a total of 11,080,000 common shares) at an exercise price of $0.30 per share and expired on December 18, 2016 and March 7, 2017. The warrants were classified as equity, were recorded as additional paid in capital at their estimated fair value of $1,532,877, and were considered a non-cash financing activity. The Company recognized a beneficial conversion feature of $195,938 and deferred financing fees (consisting of both cash payments and the fair value of stock purchase warrants classified as equity) of $558,552 which were fully amortized using the effective interest method through the fiscal year ended March 31, 2017. The Company has accrued interest of $2,425,694 owing to holders of the convertible debentures as of March 31, 2019, of which $2,272,053 is past due.

During the year ending March 31, 2018, the Company settled $130,000 of the convertible notes and $24,514 of accrued interest at a settlement price of CAD $0.05 ($0.04) per share. The fair value of the stock was $0.032 per share on the date of the settlement; therefore, per the guidance ASC 470-60, “Trouble Debt Restructuring by Debtors”, the Company recognized a gain of $30,705 for the year ending March 31, 2018. Additionally, the Company recorded a common stock issuable in the amount of $123,809 for 3,862,850 shares. During the year March 31, 2019, additional interest in the amount of $25,551 was granted to the note holders as their shares were not issued during the year ended March 31, 2019. The additional interest was settled for 890,884 shares issuable which had a fair value of $16,667, based on the fair value of stock of $0.019. A gain of $8,885 was recorded related to the transaction. The remaining shareholders have not settled their debt as of March 31, 2019.

In connection with the convertible notes, the Company recognized interest expense of $596,724, $560,926 and 518,644 for the years ended March 31, 2019, 2018 and 2017, respectively. The Company recognized accretion expense of $0, $0 and $91,698 for the years ended March 31, 2019, 2018 and 2017, respectively.

On May 13, 2016, the Company entered into a loan agreement in the amount of $200,000. The financing lender will receive interest payable of 1.25% per month. The maturity date for the outstanding amount was November 30, 2016 and default interest of 2% per month began accruing effective that date as the loan is in default. The Company recognized $48,000, $48,000 and $31,442 in interest expense for the years ended March 31, 2019, 2018 and 2017, respectively. Accrued interest related to the loan balance is $127,442 and $79,442 as of March 31, 2019 and 2018, respectively. The loan is secured by the Company’s assets.

On August 1, 2016, the Company entered into a loan agreement in the amount of $200,000. The financing lender will receive interest payable of 1.25% per month. The maturity date for the outstanding amount was January 31, 2017 and default interest of 2% per month began accruing effective of that date as the loan is in default. The Company recognized $48,000, $48,000 and $22,678 in interest expense for the years ended March 31, 2019, 2018 and 2017, respectively. Accrued interest related to the loan balance is $118,678 and $70,678 as of March 31, 2019 and 2018, respectively. The loan is secured by the Company’s assets.

On October 30, 2016, the Company entered into a loan agreement in the amount of $100,000. The financing lender will receive interest payable of 1.25% per month. The maturity date for the outstanding amount is April 30, 2017 and default interest of 2% per month began accruing effective of that date as the loan is in default. The Company recognized $24,000, $23,258 and $6,440 in interest expense for the years ended March 31, 2019, 2018 and 2017, respectively. Accrued interest related to the loan balance is $53,698 and $29,698 as of March 31, 2019 and 2018, respectively. The loan is secured by the Company’s assets.